Financial liabilities at amortized cost – deposits	12 Months Ended
Dec. 31, 2024
Financial Liabilities At Amortized Cost Deposits
Financial liabilities at amortized cost – deposits

23. Financial liabilities at amortized cost – deposits

	2024	2023

Bank receipt of deposits (RDB)	21,511,844	21,054,443
Deposits in electronic money	6,796,826	2,388,601
Bank certificate of deposit (CDB)	546,395	248,086
Total	28,855,065	23,691,130

Currently, deposits in electronic money in Brazil, México and Colombia include NuAccount balances. In Brazil, NuAccount is a prepaid account in which the amounts deposited by customers are classified as electronic money and must be allocated to government securities (see note 12b) or in a specific account maintained at the Central Bank of Brazil (see note 15), in accordance with Brazilian regulatory requirements.

In Mexico, NuAccount balances are not required to be invested in specific assets; and therefore, they can be used as a financing source for the credit card operations in Mexico.

In Colombia, NuAccount balances are required to have a percentage of the deposits from the public in an account with the Colombian central bank, also a percentage of the deposits as required to be invested in a class of compulsory deposits.

The RDBs are an investment option inside NuAccount and can have daily liquidity or defined future maturity. Deposits in RDB have guarantees from the Brazilian Deposit Guarantee Fund (“FGC”). Unlike the deposits in electronic money, Nu is required to follow the compulsory deposits requirements for RDB deposits (see note 15), however it is not required to invest the remaining resources in government securities or in specific account maintained at the Central Bank of Brazil - these amounts can be used as a financing source for loan and credit card operations.

There are also RDBs with a defined future maturity date, which have a maturity of up to 27 months and a weighted average interest rate of 105% of the Brazilian CDI rate as of December 31, 2024 and 2023.

The interest paid on both NuAccount and RDB deposits (except fixed term RDBs) is 100% of the Brazilian CDI rate as of the initial date if the balances are kept for more than 30 days.

For NuAccount in Mexico, the balances deposited in "Cajitas" yield from 12.0% to 14.0% per year as of December 31, 2024. "Cajitas" has daily yield accrual and can have daily liquidity or defined future maturity.

The interest paid on NuAccount in Colombia, is from 11.0% to 11.5% per year as of December 31, 2024.

The Bank certificate of deposit (CDB) is issued by Nu Financeira and primarily distributed by Nu Investimento.

Breakdown by maturity

	2024			2023
	Up to 12 months	Over 12 months	Total	Up to 12 months	Over 12 months	Total
Bank receipt of deposits (RDB)	21,402,435	109,409	21,511,844	20,900,095	154,348	21,054,443
Deposits in electronic money	6,796,826	-	6,796,826	2,388,601	-	2,388,601
Bank certificate of deposit (CDB)	462,407	83,988	546,395	213,707	34,379	248,086
Total	28,661,668	193,397	28,855,065	23,502,403	188,727	23,691,130